May 29, 2026
Baillie Gifford Global Alpha Equities Fund | Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus
Investment Objective
Baillie Gifford Global Alpha Equities Fund seeks capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.40%	0.40%	0.40%	0.40%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.09%	0.09%	0.09%(b)	0.09%(b)
Total Annual Fund Operating Expenses	0.66%	0.59%	0.56%	0.51%
(a)

Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under “Fund Management—Shareholder Services” below

(b)	Classes 4 and 5 were unfunded as of December 31, 2025. Therefore, Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Class 2		Class 3	Class 4	Class 5
1 Year	$67	$60	$57	$52
3 Years	$211	$189	$179	$164
5 Years	$368	$329	$313	$285
10 Years	$822	$738	$701	$640

Class 2		Class 3	Class 4	Class 5
1 Year	$67	$60	$57	$52
3 Years	$211	$189	$179	$164
5 Years	$368	$329	$313	$285
10 Years	$822	$738	$701	$640

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global, diversified portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index. The Fund invests in a range of companies globally. The Fund ordinarily invests in securities of issuers located in at least three different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, the Fund invests at least 30% of its total assets in companies located outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. The Fund does not apply specific constraints with respect to market capitalization and may participate in initial public offerings (“IPOs”). In addition, investment is permitted in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 70 and 120 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook. When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund’s investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 28.09% (Q2, 2020) Lowest Quarterly Return: ‑18.92% (Q1, 2020)
Average Annual Total Returns for Periods Ended December 31, 2025

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information.”

Average Annual Total Returns for Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	17.46%	3.53%	10.64%
Class 2 Returns After Taxes on Distributions	8.86%	0.62%	8.05%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	16.00%	2.50%	8.29%
Class 3 Returns Before Taxes(1)	17.46%	3.53%	10.64%
Class 4 Returns Before Taxes(2)	17.46%	3.53%	10.64%
Class 5 Returns Before Taxes(3)	17.46%	3.53%	10.64%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(4)	22.87%	11.70%	12.27%
(1)

Class 3 shares were unfunded from April 15, 2024, to October 21, 2025. During this period, performance for Class 3 shares is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)

Performance for Class 4 shares, which were unfunded as of December 31, 2025, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)

Performance for Class 5 shares, which were unfunded as of December 31, 2025, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The

MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.